LOANS RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS RECEIVABLE
Financing Receivable, Gross	$ 57,925	$ 107,930	$ 82,927
Secured loans
LOANS RECEIVABLE
Financing Receivable, Gross	47,859	98,907	76,477
Unsecured loans
LOANS RECEIVABLE
Financing Receivable, Gross	$ 10,066	$ 9,023	$ 6,450
Maximum | Secured loans
LOANS RECEIVABLE
Debt Instrument, Term	12 months	12 months	12 months
Interest rate	18.00%	18.00%	18.00%
Maximum | Unsecured loans
LOANS RECEIVABLE
Debt Instrument, Term	12 months	12 months	12 months
Interest rate	21.60%	21.60%	21.60%
Minimum | Secured loans
LOANS RECEIVABLE
Debt Instrument, Term	3 months	3 months	3 months
Interest rate	7.80%	7.80%	7.80%
Minimum | Unsecured loans
LOANS RECEIVABLE
Debt Instrument, Term	3 months	3 months	3 months
Interest rate	5.40%	5.40%	5.40%